Income tax (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Schedule of Major Components of Income Tax Expense
The major components of income tax expense are:

	Year ended December 31,
	2016	2017	2018
	(in thousands)
Consolidated Statement of Operations
Current income tax expense	$272	$273	$210
Deferred income tax expense (benefit)	12	27	(1,178)
Income tax expense (benefit) reported in the Consolidated Statement of Operations	$284	$300	$(968)

Reconciliation of Income Taxes Computed at the French Statutory Rate
A reconciliation of income taxes computed at the French statutory rate (34.43% for the years ended December 31, 2016 and 2017; and 28% in 2018) to the income tax expense (benefit) is as follows:

	Year ended December 31,
	2016	2017	2018
	(in thousands)
Profit (loss) before income taxes	$(24,503)	$(25,860)	$(37,192)
At France’s statutory income tax rate of 28% (34.43% in 2016 and 2017)	(8,436)	(8,904)	(10,269)
Non-deductible share-based payment expense	386	564	507
Tax credits	(676)	(1,152)	(848)
Permanent differences and other	(567)	(329)	(596)
Unrecognized benefit of tax losses carryforward	9,577	10,121	10,238
Income tax expense (income) reported in the Consolidated Statement of Operations	$284	$300	$(968)

Significant Components of Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred tax assets and liabilities are as follows:

	Consolidated Statement of Financial Position			Consolidated Statement of Operations
	December 31,			Year ended December 31,
	2016	2017	2018	2016	2017	2018
	(in thousands)
Post-employment medical benefits	$(237)	$(311)	$(277)	$14	$(74)	$34
Royalty accrual	(213)	(216)	(196)	17	(3)	20
Government loan	93	77	48	4	(16)	(29)
Intangible assets	126	121	74	126	(6)	(46)
Cash flow hedge	(7)	9	(1)	7	16	(10)
Remeasurement of non-monetary accounts	264	(327)	87	46	(591)	414
Convertible debts and venture debt - liability	—	981	235	—	981	(746)
Convertible debts and venture debt - equity component	—	—	1,818	—	—	—
Other provisions and accruals	(29)	(64)	(460)	(15)	(34)	(396)
From subsidiaries	22	52	35	12	30	(17)
Loss available for offsetting against future taxable income	3	(270)	(672)	(199)	(276)	(402)
Total	$22	$52	$691	$12	$27	$(1,178)

The changes in deferred tax assets and liabilities were as follows :

	2016	2017	2018
	(in thousands)
As of January 1st	$10	$22	$52
Tax expense (income) during the year recognised in Profit or Loss	12	27	(1,178)
Tax expense during the year recognised in equity (1)	—	—	$1,818
Effect of foreign exchange	—	3	(1)
As at December 31st	$22	$52	$691

(1) Relates to the split accounting of the convertible debts and the venture debt issued with an equity component